CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Cash flows from Operating Activities:
Net income / (loss)	$ (19,192,323)	€ (14,507,479)		€ (308,004)	[1]	€ 453,284	[1]
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Provision for loan losses	4,899,152	3,703,269		1,204,995	[1]	998,448	[1]
Net (gains)/loss on sale of premises and foreclosed assets	(12,111)	(9,155)		841	[1]	(1,753)	[1]
Net realized gain/(loss) on sales of available-for-sale securities	25,752	19,466		(114,959)	[1]	(349,929)	[1]
Other Than Temporary Impairment of AFS and HTM securities	12,136,146	9,173,713		89,497	[1]	358,328	[1]
Equity in earnings of equity method investees	(11,458)	(8,661)		(9,245)	[1]	18,550	[1]
Depreciation of premises and equipment	160,937	121,652		129,310	[1]	122,765	[1]
Amortization of software and other intangibles	130,877	98,930		79,906	[1]	65,260	[1]
Impairment of goodwill	553,532	418,415		6,320	[1]	0	[1]
Impairment of equity method investments	2,216	1,675		0		0
Share based payments	0	0		12,306	[1]	12,707	[1]
Pension Liability	40,754	30,806		14,531	[1]	30,039	[1]
Provision for deferred income taxes	404,426	305,706		(217,867)	[1]	12,838	[1]
Net losses on the disposal of equity investments	0	0		0	[1]	9,329	[1]
Net (gains) from changes in fair value of financial instruments designated at fair value	(49,516)	(37,429)		(239,649)	[1]	(131,079)	[1]
Gain on debt extinguishment	(10,122)	(7,651)		(10,855)	[1]	(224,683)	[1]
Other non cash items including provisions for contigencies and impairment of other assets	239,624	181,132		(11,364)	[1]	24,472	[1]
Changes in assets and liabilities
Trading assets, derivative instruments and financial assets mark to market through the profit and loss	508,790	384,594		1,415,211	[1]	(2,265,213)	[1]
Accrued interest receivable	52,257	39,501		(165,495)	[1]	227,707	[1]
Other assets	(471,672)	(356,537)		124,515	[1]	(667,092)	[1]
Accounts payable, accrued expenses and other liabilities	(165,627)	(125,197)		(878,344)	[1]	645,167	[1]
Insurance reserves	303,608	229,497		209,971	[1]	288,616	[1]
Cash flows provided by/(used in) operating activities	(454,758)	(343,753)		1,331,621	[1]	(372,239)	[1]
Activities in available-for-sale securities:
Purchases	13,258,136	10,021,825		16,243,881	[1]	23,945,291	[1]
Sales proceeds	10,159,516	7,679,578		13,883,742	[1]	20,570,594	[1]
Maturities, prepayments and calls	5,243,810	3,963,796		732,727	[1]	283,371	[1]
Activities in held-to-maturity securities:
Purchases	(265,318)	(200,554)		(1,290,903)	[1]	(759,760)	[1]
Maturities, prepayments and calls	425,138	321,362		8,614	[1]	797,924	[1]
Purchases of premises and equipment	(190,315)	(143,859)		(165,567)	[1]	(196,406)	[1]
Proceeds from sales of premises and equipment	28,107	21,246		7,684	[1]	7,641	[1]
Disposals / (acquisitions) of equity investments	(3,225)	(2,438)		(11,249)	[1]	(6,072)	[1]
Net cash provided by (used in):
Deposits with central bank	83,119	62,830		(40,482)	[1]	(38,866)	[1]
Loan origination and principal collections	3,549,473	2,683,047		(3,309,256)	[1]	(5,523,616)	[1]
Securities purchased under agreements to resell	(697,030)	(526,885)		385,809	[1]	124,959	[1]
Interest bearing deposits with banks	3,363,215	2,542,254		(3,320,814)	[1]	(1,327,437)	[1]
Other	(101,193)	(76,492)		(91,645)	[1]	(76,081)	[1]
Cash flows provided by / (used in) investing activities	8,337,161	6,302,060		(9,455,221)	[1]	(10,089,040)	[1]
Cash flows from Financing Activities:
Proceeds from issuance of long-term debt	259,835	196,409		2,826,537	[1]	2,456,075	[1]
Principal repayments and retirements of long-term debt	(1,514,544)	(1,144,844)		(2,220,735)	[1]	(3,127,780)	[1]
Proceeds from issuance of common and preferred stock (net of issue costs of EUR 58,002 thousand in 2009, EUR 98,995 thousand in 2010 and EUR 1,000 thousand in 2011)	(1,323)	(1,000)		1,716,059	[1]	1,189,564	[1]
Purchases of treasury stock	(222,327)	(168,057)		(157,376)	[1]	(228,466)	[1]
Proceeds from sales of treasury stock	222,115	167,897		159,525	[1]	311,562	[1]
Acquisition of and increase of controling interest in subsidiary companies	(57,415)	(43,400)		(88,351)	[1]	0	[1]
Disposal of subsidiary shareholding without loss of control	2,719	2,055		1,375	[1]	0	[1]
Capital contribution by non-controlling interest holders	3,244	2,452		14,321	[1]	0	[1]
Dividends paid	(31,724)	(23,980)		(63,789)	[1]	(42,835)	[1]
Net cash provided by/(used in):
Deposits	(2,877,996)	(2,175,477)		6,080,178	[1]	7,298,163	[1]
Securities sold under agreements to repurchase	(2,958,129)	(2,236,050)		(947,151)	[1]	2,728,287	[1]
Other borrowed funds	(245,657)	(185,692)		800,879	[1]	(226,531)	[1]
Cash flows provided by/(used in) financing activities	(7,421,202)	(5,609,687)		8,121,472	[1]	10,358,039	[1]
Effect of exchange rate change on cash and due from banks	(88,693)	(67,041)		7,904	[1]	(6,559)	[1]
Net increase/(decrease) in cash and due from banks	372,508	281,579		5,776	[1]	(109,799)	[1]
Cash and due from banks at beginning of year	1,899,930	1,436,157	[1]	1,430,381	[1]	1,540,180	[1]
Cash and due from banks at end of year	2,272,438	1,717,736		1,436,157	[1]	1,430,381	[1]
Supplemental Disclosure of Cash Flow Information:
Income taxes	169,444	128,083		207,817	[1]	76,392	[1]
Interest	3,111,766	2,352,184		2,360,704	[1]	3,113,625	[1]
Issuance of 70,000,000 preference shares of par value EUR 5.0 each and issuance of 200,000,000 preference shares of par value EUR 5.0 each (see Note 32)	$ 1,322,926	€ 1,000,000				€ 350,000

[1]	As restated. See Note 43 for more information.